Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Revenue Explanatory [Abstract]
Summary of Reconciliation of Disaggregated Revenue by Reportable Segment
The following table includes a reconciliation of disaggregated revenue by reportable segment (Note 6). Revenue has been disaggregated by primary geographical market and type of service provided.

Year ended December 31, 2021	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
United States	$ 385,330	$ 12,700	$ —	$(6)	$ 398,024
Canada	347,562	100,788	—	(4,578)	443,772
International	145,051	—	—	—	145,051
	$ 877,943	$ 113,488	$ —	$ (4,584)	$ 986,847

Day rate/hourly services	$ 845,832	$ 113,488	$ —	$ (462)	$ 958,858
Shortfall payments/idle but contracted	543	—	—	—	543
Turnkey drilling services	17,086	—	—	—	17,086
Directional services (1)	7,871	—	—	—	7,871
Other	6,611	—	—	(4,122)	2,489
	$ 877,943	$ 113,488	$ —	$ (4,584)	$ 986,847

(1)	Directional drilling disposed in the third quarter of 2021.

Year ended December 31, 2020	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
United States	$ 427,436	$ 16,630	$ —	$ (14)	$ 444,052
Canada	247,678	60,621	—	(2,686)	305,613
International	186,088	—	—	—	186,088
	$ 861,202	$ 77,251	$ —	$ (2,700)	$ 935,753

Day rate/hourly services	$ 779,772	$ 77,251	$ —	$ (393)	$ 856,630
Shortfall payments/idle but contracted	51,028	—	—	—	51,028
Turnkey drilling services	14,134	—	—	—	14,134
Directional services	9,637	—	—	—	9,637
Other	6,631	—	—	(2,307)	4,324
	$ 861,202	$ 77,251	$ —	$ (2,700)	$ 935,753